UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tenor Capital Management Co., L.P.
Address: 1180 Avenue of the Americas
         Suite 1940
         New York, NY  10036

13F File Number:  28-11620

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew Starr
Title:     Partner
Phone:     (212) 918-5302

Signature, Place, and Date of Signing:

     /s/  Matthew Starr     New York, NY     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $222,746 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANT TECHSYSTEMS INC        NOTE 3.000% 8/1  018804AK0    11691 10000000 PRN      SOLE                 10000000        0        0
CADENCE DESIGN SYSTEM INC      NOTE 1.500%12/1  127387AF5     2658  4000000 PRN      SOLE                  4000000        0        0
CENTRAL EUROPEAN DIST CORP     NOTE 3.000% 3/1  153435aa0     4368  6307000 PRN      SOLE                  6307000        0        0
CEPHALON INC                   NOTE 6/1         156708al3    18762 17252000 PRN      SOLE                 17252000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.250%12/1  165167CB1     1851  3000000 PRN      SOLE                  3000000        0        0
CHINA MED TECHNOLOGIES INC     SPONSORED ADR    169483104     1873    94067 SH       SOLE                    94067        0        0
CHINA MED TECHNOLOGIES INC     NOTE 4.000% 8/1  169483AC8     3780  5895000 PRN      SOLE                  5895000        0        0
CITIGROUP INC                  COM              172967101     1660   558778 SH       SOLE                   558778        0        0
COMMSCOPE INC                  NOTE 3.250% 7/0  203372AG2    15268 13400000 PRN      SOLE                 13400000        0        0
DECODE GENETICS INC            NOTE 3.500% 4/1  243586AD6      274  3092000 PRN      SOLE                  3092000        0        0
DECODE GENETICS INC            NOTE 3.500% 4/1  243586AB0      683  7720000 PRN      SOLE                  7720000        0        0
EPICOR SOFTWARE CORP           NOTE 2.375% 5/1  29426LAA6     4550  6737000 PRN      SOLE                  6737000        0        0
EQUINIX INC                    NOTE 4.750% 6/1  29444UAH9    23121 21556000 PRN      SOLE                 21556000        0        0
EVERGREEN SOLAR INC            NOTE 4.000% 7/1  30033RAC2     5028 11500000 PRN      SOLE                 11500000        0        0
GENCORP INC                    NOTE 4.000% 1/1  368682aj9     8512 10000000 PRN      SOLE                 10000000        0        0
HERTZ GLOBAL HOLDINGS INC      NOTE 5.250% 6/0  42805TAA3    10312  9000000 PRN      SOLE                  9000000        0        0
JETBLUE AIRWAYS CORP           DBCV 6.750%10/1  477143AF8     2892  2750000 PRN      SOLE                  2750000        0        0
JETBLUE AIRWAYS CORP           DBCV 6.750%10/1  477143AG6     3942  3750000 PRN      SOLE                  3750000        0        0
JOHNSON CTLS INC               NOTE 6.500% 9/3  478366AS6    39700 19500000 PRN      SOLE                 19500000        0        0
KKR FINANCIAL HLDGS LLC        COM              48248A306       53    56575 SH       SOLE                    56575        0        0
LDK SOLAR CO LTD               SPONSORED ADR    50183L107     5616   497908 SH       SOLE                   497908        0        0
LDK SOLAR CO LTD               NOTE 4.750% 4/1  50183LAB3    11274 16250000 PRN      SOLE                 16250000        0        0
LECROY CORP                    NOTE 4.000%10/1  52324wab5     1743  2950000 PRN      SOLE                  2950000        0        0
LIVE NATION INC                NOTE 2.875% 7/1  538034AB5      531  1000000 PRN      SOLE                  1000000        0        0
OLD REP INTL CORP              NOTE 8.000% 5/1  680223AF1    11626 11250000 PRN      SOLE                 11250000        0        0
OSCIENT PHARMACEUTICALS CORP   NOTE 3.500% 4/1  68812RAC9      311  3000000 PRN      SOLE                  3000000        0        0
SIRIUS XM RADIO INC            COM              82967N108      129   300000 SH       SOLE                   300000        0        0
SYBASE INC                     NOTE 1.750% 2/2  871130AB6    16071 12500000 PRN      SOLE                 12500000        0        0
TAKE-TWO INTERACTIVE SOFTWAR   NOTE 4.375% 6/0  874054AA7     1097  1000000 PRN      SOLE                  1000000        0        0
THORATEC CORP                  NOTE 1.379% 5/1  885175AB5     9514 11500000 PRN      SOLE                 11500000        0        0
US AIRWAYS GROUP INC           NOTE 7.250% 5/1  911905AC1      357   500000 PRN      SOLE                   500000        0        0
VERTEX PHARMACEUTICALS INC     NOTE 4.750% 2/1  92532FAM2     2390  1500000 PRN      SOLE                  1500000        0        0
VIROPHARMA INC                 NOTE 2.000% 3/1  928241ah1     1109  2000000 PRN      SOLE                  2000000        0        0